OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES
26. OTHER COMMITMENTS AND CONTINGENCIES

Assets pledged

(in thousands of $)	December 31, 2012	December 31, 2011
Book value of vessels and equipment secured against long-term loans and capital leases	1,192,779	983,785

Other contractual commitments and contingencies

Insurance

The Partnership insures the legal liability risks for its shipping activities with Gard and Skuld, which are mutual protection and indemnity associations. As a member of a mutual association, the Partnership is subject to calls payable to the associations based on the Partnership's claims record in addition to the claims records of all other members of the association. A contingent liability exists to the extent that the claims records of the members of the association in the aggregate show significant deterioration, which results in additional calls on the members.

Tax lease benefits

The benefits under lease financings are derived primarily from tax depreciation assumed to be available to lessors as a result of their investment in the vessels. If that tax depreciation ultimately proves not to be available to the lessors, or is recovered from the lessor as a result of adverse tax rate changes or rulings, or in the event the Partnership terminates one or more of its leases, the Partnership would be required to return all or a portion of, or in certain circumstances significantly more than the upfront cash benefits that it received, together with fees that were financed in connection with its lease financing transactions, post additional security or make additional payments to its lessors. As of December 31, 2012, the total unamortized balance of deferred credits from the Partnership's capital lease transactions (see note 23) was $19.2 million. A termination of any of these leases would realize the accrued currency gain or loss. As of December 31, 2012, this was a net accrued gain of approximately $5.9 million. Golar has agreed to indemnify the Partnership against any of these increased costs. Costs related to the Golar Winter lease, which is with a different lessor, have not been indemnified by Golar. Golar did not receive any up front cash benefit in respect of the Golar Winter lease, but rather the benefits accrue over the term of the lease in the form of less expensive financing.

Winter modification

In January 2012, the Partnership agreed to make certain modifications to the Golar Winter, including the addition of LNG loading arms, as a result of Petrobras' decision to relocate the Golar Winter from Rio de Janeiro to Bahia. We have begun to order the long lead items and the work is expected to be completed by the third quarter of 2013. The Partnership expects the cost of these modifications together with the drydocking cost to be approximately $25 million.

Legal proceedings and claims

The Partnership may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business.

PT Golar Indonesia, a subsidiary of the Partnership that is both the owner and operator of the NR Satu, has been notified of a claim that may be filed against it by PT Rekayasa, a subcontractor of the charterer, PT Nusantara Regas, claiming that Golar and its subcontractor caused damage to the pipeline in connection with the FSRU conversion of the NR Satu and the related mooring. As of the current date, no suit has been filed and the Partnership is of the view that, were the claim to be filed with the Indonesian authorities, any resolution could potentially take years. The Partnership believes that it has meritorious defences against these claims and therefore as of December 31, 2012, has not recorded any provision. The Partnership is unable to estimate the possible loss given the early stages of the claim, but based on indicative numbers provided by the claimant, the maximum amount of loss would be $9.6 million. Nevertheless in the event any such claim were successful against the Partnership, under the indemnity provisions of the Time Charter Party, the Partnership believes it has full recourse against the charterer, PT Nusantara Regas. Furthermore, as part of the acquisition of the NR Satu in July 2012 from Golar, Golar has also agreed to indemnify the Partnership against any such losses.